Consolidated Statements of Operation (Parenthetical) - Landsea Homes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party interest, joint ventures	$ 1,146	$ 1,908	$ 4,095
Home Sales [Member]
Related party interest, cost of sales	14,110	15,526	8,978
Lot Sales [Member]
Related party interest, cost of sales	$ 0	$ 120	$ 186